Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Mar. 07, 2019 shares
Class of Stock [Line Items]
Common Shares	324,634,866
Stock options	9,410,640
Total number of shares outstanding	334,045,506